As filed with the Securities and Exchange Commission on November 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)  September 30, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES 33.1%
	FEDERAL AGENCY OBLIGATIONS 13.4%
$500,000	Federal Home Loan Bank	6.000%	06/29/17	$502,687
250,000	Federal Home Loan Mortgage Corp.	5.750%	11/15/21	247,425
500,000	Federal Home Loan Mortgage Corp.	6.050%	08/22/22	506,793
250,000	Federal Home Loan Mortgage Corp.	6.000%	12/30/22	247,685
500,000	Federal Home Loan Mortgage Corp.	6.000%	03/03/28	485,331
500,000	Federal Home Loan Mortgage Corp.	6.000%	05/12/28	492,507
500,000	Federal National Mortgage Association	5.400%	02/23/17	498,834
250,000	Federal National Mortgage Association	5.500%	04/08/19	246,104
250,000	Federal National Mortgage Association	5.520%	04/12/19	248,071
250,000	Federal National Mortgage Association	5.630%	08/05/19	249,031
500,000	Federal National Mortgage Association	5.500%	02/28/20	494,877
500,000	Federal National Mortgage Association	5.650%	03/09/20	496,745
500,000	Federal National Mortgage Association	5.750%	03/09/20	498,312
500,000	Federal National Mortgage Association	5.750%	03/16/20	497,184
250,000	Federal National Mortgage Association	5.750%	06/08/20	248,108
500,000	Federal National Mortgage Association	5.810%	06/30/20	498,693
1,000,000	Federal National Mortgage Association	5.750%	07/07/20	993,140
500,000	Federal National Mortgage Association	6.000%	08/10/20	499,973
500,000	Federal National Mortgage Association	6.000%	08/18/20	499,908
500,000	Federal National Mortgage Association	6.000%	08/25/20	499,853
500,000	Federal National Mortgage Association	6.000%	10/13/20	499,677
1,000,000	Federal National Mortgage Association	6.250%	04/25/22	1,000,463
400,000	Federal National Mortgage Association	6.000%	08/16/22	396,706
500,000	Federal National Mortgage Association	6.000%	02/22/23	494,940
500,000	Federal National Mortgage Association	6.000%	03/06/23	495,781
500,000	Federal National Mortgage Association	6.125%	03/06/23	496,816
500,000	Federal National Mortgage Association	6.000%	03/13/23	494,825
500,000	Federal National Mortgage Association	6.000%	06/12/23	495,073
500,000	Federal National Mortgage Association	6.000%	06/26/23	494,988
500,000	Federal National Mortgage Association	6.100%	10/06/23	496,687
500,000	Federal National Mortgage Association	6.000%	03/21/25	494,163
500,000	Federal National Mortgage Association	6.000%	04/04/25	493,439
500,000	Federal National Mortgage Association	6.000%	06/02/25	494,105
500,000	Federal National Mortgage Association	6.000%	07/11/25	494,260
500,000	Federal National Mortgage Association	6.000%	10/06/25	493,079
				16,786,263

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS 19.1%
	FINANCIAL 12.3%
$248,000	Ford Motor Credit Co.	7.375%	10/28/09	$199,384
250,000	General Motors Acceptance Corp.	7.750%	01/19/10	149,691
250,000	Bear Stearns Co., Inc.	5.850%	07/19/10	248,894
250,000	General Motors Acceptance Corp.	7.250%	03/02/11	118,245
250,000	Ford Motor Credit Co.	5.300%	04/20/11	158,596
250,000	Household Finance Corp.	6.375%	10/15/11	247,375
200,000	Ford Motor Credit Co.	7.000%	11/26/11	108,178
250,000	General Motors Acceptance Corp.	7.000%	02/01/12	101,902
453,000	City National Corp.	5.125%	02/15/13	405,044
250,000	Goldman Sachs Group (a)	8.000%	03/01/13	231,590
500,000	CIT Group Inc.	5.400%	03/07/13	278,668
500,000	Fifth Third Bancorp	6.250%	05/01/13	424,947
250,000	Allstate Corp.	7.500%	06/15/13	264,302
500,000	Harleysville Group	5.750%	07/15/13	500,777
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	191,907
500,000	American General Finance Corp.	6.000%	12/15/14	233,603
500,000	Principal Life Global (a)	5.050%	03/15/15	476,879
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	378,258
500,000	Key Bank National Association	5.450%	03/03/16	290,107
250,000	Security Benefit Life Insurance (a)	8.750%	05/15/16	249,615
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	407,970
500,000	Western Union Co.	5.930%	10/01/16	449,541
500,000	National City Bank	5.250%	12/15/16	204,900
500,000	Citigroup Inc.	5.500%	02/15/17	383,560
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	204,629
250,000	CIT Group Inc.	5.800%	05/15/17	79,730
500,000	Lehman Brothers Holdings, Inc. (f)	6.500%	07/19/17	625
500,000	Comerica Bank	5.200%	08/22/17	326,246
500,000	American Express Bank	6.000%	09/13/17	417,579
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	70,390
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	466,949
500,000	Prudential Financial Inc.	6.000%	12/01/17	445,699
500,000	American General Finance Corp.	6.900%	12/15/17	231,846
500,000	Morgan Stanley	5.950%	12/28/17	313,223
500,000	Goldman Sachs Group	5.950%	01/18/18	412,482
500,000	Wachovia Corp.	5.750%	02/01/18	375,094

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	United Health Group, Inc.	6.000%	02/15/18	$452,306
250,000	Lincoln National Corp.	7.000%	03/15/18	252,928
500,000	Suntrust Bank	7.250%	03/15/18	442,880
500,000	Morgan Stanley	6.625%	04/01/18	330,895
500,000	General Electric Capital Corp.	6.350%	05/12/18	452,605
500,000	Provident Cos.	7.000%	07/15/18	479,308
500,000	Associated Banc-corp	9.250%	10/15/18	486,480
250,000	Berkley (WR) Corp.	6.150%	08/15/19	228,456
450,000	Compass Bank	5.500%	04/01/20	354,973
537,000	Manufacturers & Traders Trust Co. (a) (e)	5.585%	12/28/20	411,875
500,000	Prudential Financial Inc.	6.000%	02/15/23	436,081
250,000	Household Finance Corp.	5.250%	06/15/23	196,360
250,000	Liberty Mutual Insurance Co. (a)	8.500%	05/15/25	248,862
250,000	Provident Cos.	7.250%	03/15/28	223,145
500,000	Farmers Exchange Capital (a)	7.050%	07/15/28	399,103
				15,444,682
	INDUSTRIAL 5.6%
350,000	Corning Inc.	6.300%	03/01/09	350,516
500,000	SUPERVALU Inc.	7.875%	08/01/09	497,500
250,000	DaimlerChrysler NA Holding Corp.	7.750%	01/18/11	259,150
250,000	Hertz Corp.	7.400%	03/01/11	230,000
250,000	General Foods Corp.	7.000%	06/15/11	247,832
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	243,125
200,000	Ford Motor Co.	9.500%	09/15/11	128,000
250,000	Bombardier Inc. (a) (d)	6.750%	05/01/12	240,000
500,000	Valspar Corp.	5.625%	05/01/12	503,719
250,000	General Motors Corp.	7.125%	07/15/13	115,000
250,000	Willamette Industries	7.125%	07/22/13	255,489
250,000	Maytag Corp.	5.000%	05/15/15	226,476
500,000	Fisher Scientific International, Inc.	6.125%	07/01/15	482,591
500,000	International Paper Co.	5.250%	04/01/16	424,835
500,000	Valspar Corp.	6.050%	05/01/17	456,767
250,000	Servicemaster Co.	7.100%	03/01/18	126,250
350,000	PPG Industries	7.400%	08/15/19	372,380
500,000	Wyeth	6.450%	02/01/24	494,896

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$865,000	Union Carbide Corp.	7.500%	06/01/25	$776,502
500,000	Toro Co.	7.800%	06/15/27	558,074
				6,989,102
	UTILITIES 1.2%
250,000	Xcel Energy Inc.	7.000%	12/01/10	257,858
250,000	TECO Energy Inc.	7.000%	05/01/12	254,106
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	254,433
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	230,117
250,000	South Jersey Gas Co.	7.125%	10/22/18	252,012
250,000	United Utilities PLC (d)	5.375%	02/01/19	228,616
				1,477,142
	TOTAL CORPORATE BONDS			23,910,926
	ASSET-BACKED SECURITIES 0.5%
	EQUIPMENT LEASES 0.5%
250,000	Continental Airlines	6.320%	11/01/08	249,375
250,000	American Airlines Inc.	7.858%	10/01/11	218,750
180,286	General American Transportation	7.500%	02/28/15	195,195
				663,320
	CONVERTIBLE CORPORATE BONDS 0.1%
	UTILITIES 0.1%
201,150	Noram Energy	6.000%	03/15/12	189,081
	TOTAL FIXED INCOME SECURITIES			$41,549,590
	(cost $46,455,572)

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2008

Shares	Security Description	Market Value
	COMMON STOCKS 65.2%
	BASIC INDUSTRIES 5.8%
65,000	Bemis Co., Inc.	$1,703,650
137,000	H.B. Fuller Co.	2,859,190
124,000	Valspar Corp.	2,763,960
		7,326,800
	CAPITAL GOODS 7.0%
75,000	Graco Inc.	2,670,750
20,000	Ingersoll-Rand Co., Ltd. (d)	623,400
52,000	MTS Systems Corp.	2,189,200
95,000	Pentair, Inc.	3,284,150
		8,767,500
	CONSUMER CYCLICAL 3.2%
61,000	Briggs & Stratton Corp.	986,980
15,000	Genuine Parts Co.	603,150
55,000	Home Depot, Inc.	1,423,950
30,000	Sturm, Ruger & Co., Inc. (b)	208,200
20,000	Toro Co.	826,000
		4,048,280
	CONSUMER STAPLE 5.5%
30,000	General Mills, Inc.	2,061,600
13,000	The Hershey Co.	514,020
60,000	Hormel Foods Corp.	2,176,800
25,000	Kimberly-Clark Corp.	1,621,000
24,000	SUPERVALU Inc.	520,800
		6,894,220
	DIVERSIFIED 4.6%
60,000	3M Co.	4,098,600
63,000	General Electric Co.	1,606,500
		5,705,100
	ENERGY 8.6%
25,000	BP p.l.c. ADR (c) (d)	1,254,250
40,000	ConocoPhillips	2,930,000
26,000	Exxon Mobil Corp.	2,019,160
25,000	Murphy Oil Corp.	1,603,500
38,000	Schlumberger, Ltd. (d)	2,967,420
		10,774,330

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2008

Shares	Security Description	Market Value
	COMMON STOCKS (continued)
	FINANCIAL 12.7%
20,000	American Express Co.	$708,600
35,000	Associated Banc-Corp.	698,250
20,000	Bank of America Corp.	700,000
45,000	JPMorgan Chase & Co.	2,101,500
20,000	Lincoln National Corp.	856,200
37,000	Merrill Lynch & Co., Inc.	936,100
28,000	Principal Financial Group	1,217,720
55,000	TCF Financial Corp.	990,000
31,000	Travelers Companies, Inc.	1,401,200
55,000	U.S. Bancorp	1,981,100
115,000	Wells Fargo & Co.	4,315,950
		15,906,620
	HEALTH CARE 8.6%
42,000	Baxter International Inc.	2,756,460
50,000	Bristol-Myers Squibb Co.	1,042,500
45,000	Eli Lilly & Co.	1,981,350
26,000	Johnson & Johnson	1,801,280
90,000	Pfizer Inc.	1,659,600
40,000	Wyeth	1,477,600
		10,718,790
	TECHNOLOGY 6.9%
70,000	Corning Inc.	1,094,800
88,000	Emerson Electric Co.	3,589,520
54,000	Honeywell International Inc.	2,243,700
15,000	International Business Machines Corp.	1,754,400
		8,682,420
	TRANSPORTATION 1.7%
34,000	United Parcel Service, Inc., Class B	2,138,260
	UTILITIES 0.6%
40,000	Xcel Energy Inc.	799,600
	TOTAL COMMON STOCKS	$81,761,920
	(cost $56,384,959)

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2008

Shares	Security Description	Market Value
	SHORT TERM INVESTMENTS 1.4%
1,747,247	First American Prime Obligations Fund, Class Z	$1,747,247
	(cost $1,747,247)
	TOTAL INVESTMENTS 99.7%	$125,058,757
	(cost $104,587,778)
	OTHER ASSETS AND LIABILITIES (NET) 0.3%	354,084
	TOTAL NET ASSETS 100.0%	$125,412,841

(a)  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Funds's Board of Directors. As of September 30, 2008, these securities represented $2,257,924 or 1.8% of total net assets.

(b)  Non-income producing.

(c)  American Depository Receipt.

(d)  Foreign security denominated in U.S. dollars.

(e)  Step Bond – Security for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2008.

(f)  Security in default and therefore not presently accruing income.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)  September 30, 2008

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund's Board of Directors (the Board). Investments in equity securities that are traded on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of September 30, 2008, no securities in the Fund were valued using this method.

Valuation Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$83,509,167
Level 2 – Other Significant Observable Inputs	41,549,590
Level 3 – Significant Unobservable Inputs	—
Total	$125,058,757

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At September 30, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $20,470,979 of which $31,538,021 represented appreciated investment securities and $11,067,042 represented depreciated investment securities.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

Item 2. Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)          There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	November 25, 2008

By (Signature and Title)*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	November 25, 2008

* Print the name and title of each signing officer under his or her signature.